Shareholders' Equity (Detail) (USD $)	3 Months Ended			12 Months Ended					12 Months Ended					0 Months Ended					12 Months Ended				0 Months Ended	12 Months Ended				12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Nov. 30, 2012	Sep. 21, 2012	Jul. 06, 2011 Restatement Adjustment [Member] Share 2010 Plan [Member]	Oct. 31, 2012 Stock Compensation Plan [Member]	Oct. 31, 2011 Stock Compensation Plan [Member]	Oct. 31, 2012 Consultants [Member]	Oct. 31, 2011 Consultants [Member]	Oct. 31, 2012 Current and Future Non-Employee Directors [Member] Share 2010 Plan [Member]	Sep. 30, 2012 New Executive Team [Member] Share 2010 Plan [Member]	Sep. 30, 2012 President and Chief Executive Officer [Member] Share 2010 Plan [Member]	Sep. 30, 2012 Senior Vice President of Engineering [Member] Share 2010 Plan [Member]	Sep. 30, 2012 New Strategic Advisor [Member] Share 2010 Plan [Member]	Oct. 31, 2012 Chairman [Member]	Oct. 31, 2012 Chairman Compensation for his post and prior Services [Member]	Oct. 31, 2012 Director Compensation for Recruiting New Management Team [Member]	Oct. 31, 2012 Share 2003 Plan [Member]	Oct. 31, 2011 Share 2003 Plan [Member]	Sep. 30, 2012 Share 2010 Plan [Member]	Oct. 31, 2012 Share 2010 Plan [Member]	Oct. 31, 2011 Share 2010 Plan [Member]	Aug. 29, 2012 Share 2010 Plan [Member]	Oct. 31, 2010 Share 2010 Plan [Member]	Oct. 31, 2012 Stock Option Plan [Member]	Sep. 30, 2012 Stock Option Plan [Member]
Common Stock, Shares Authorized	300,000,000	240,000,000		240,000,000	240,000,000	240,000,000
Common Stock, Additional Series, Shares Authorized						300,000,000
Stock Issued During Period, Value, Issued for Services (in Dollars)									$ 7,100,818	$ 9,256,045	$ 76,000	$ 113,000
Share-based Compensation (in Dollars)				927,000	1,819,000				927,000	1,819,000
Stock Issued During Period, Shares, Issued for Services											457,172	510,564
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																						332,172			510,564
Preferred Stock, Shares Authorized	500,000	500,000		500,000	500,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 100	$ 100		$ 100	$ 100
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								27,000,000													70,000,000					30,000,000	15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant													60,000					1.5			48,545			1,255,020
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	0	1,840,000	950,000											40,000,000	16,000,000	8,000,000	16,000,000						41,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)		$ 0.145		$ 0.145
Employee Benefits and Share-based Compensation (in Dollars)				85,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (Deprecated 2012-01-31) (in Dollars per share)																													$ 0.2175
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value (in Dollars per share)				$ 54,750																								$ 1,660,000
Options Exercisable at January 31, 2013																					16,290,045			1,928,750				555,575
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)																					211,000			73,346				23,056
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																			750,000	750,000	60,000			3,060,000	5,135,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)				$ 0.2225
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number							250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number		500,000		500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value (in Dollars)		$ 18,250		$ 18,250